UNITED STATES
			                   SECURITIES AND EXCHANGE COMMISSION
				                       Washington, D.C. 20549

                        				      FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
				                             	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Beacon Asset Management, LLC
     	50 Milk Street
	     Boston, MA 02109-5003

13F File Number: 028-05183

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Managers:
Name:	John K. Beeten
Title:	President
Phone:	(617) 263-2420
Signature, Place, and Date of Signing:
John K. Beeten Boston, Massachusetts	July 26, 2000

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		49

Form 13F Information Table Value Total:		$141,671

List of Other Included Managers: 		NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA ONLINE INC DEL COM     COM              02364J104     5076 96350.000SH       SOLE                96350.000         14000.000
AMERICAN INTL GROUP COM        COM              026874107     4482 38148.000SH       SOLE                38148.000         11718.000
BANK NEW YORK INC COM          COM              064057102      271 5830.000 SH       SOLE                 5830.000
BANK OF AMERICA CORP COM       COM              060505104     2241 52115.000SH       SOLE                52115.000         11000.000
BELL ATLANTIC CORP COM         COM              077853109      266 5230.000 SH       SOLE                 5230.000
BELLSOUTH CORP COM             COM              079860102     1065 24974.000SH       SOLE                24974.000          9000.000
BP AMOCO P L C SPONSORED ADR   COM              055622104      603 10664.000SH       SOLE                10664.000
BRISTOL-MYERS SQUIBB           COM              110122108     2815 48320.000SH       SOLE                48320.000          9800.000
CHASE MANHATTAN NEW COM        COM              16161A108     1534 33300.000SH       SOLE                33300.000
CISCO SYSTEMS                  COM              17275R102    12906 203050.000SH      SOLE               203050.000         40400.000
CITIGROUP INC COM              COM              172967101     5396 89558.000SH       SOLE                89558.000         21900.000
CMGI INC                       COM              125750109      245 5350.000 SH       SOLE                 5350.000
COMPAQ COMPUTER CORP COM       COM              204493100     3232 126450.000SH      SOLE               126450.000         48000.000
CVS CORP COM                   COM              126650100      524 13100.000SH       SOLE                13100.000
DELL COMPUTER CORP COM         COM              247025109      335 6800.000 SH       SOLE                 6800.000
EMC CORP. MASS                 COM              268648102    17703 230090.000SH      SOLE               230090.000         44400.000
EXXON MOBIL CORPORATION        COM              30231g102      686 8739.000 SH       SOLE                 8739.000
FANNIE MAE                     COM              313586109     1558 29850.000SH       SOLE                29850.000
FLEET BOSTON FINANCIAL CORP    COM              339030108     4795 141033.000SH      SOLE               141033.000         29397.000
GENERAL ELEC CO COM            COM              369604103     3821 72087.000SH       SOLE                72087.000
GOLDMAN SACHS GROUP            COM              38141G104     1096 11550.000SH       SOLE                11550.000
HOME DEPOT INC COM             COM              437076102     4829 96699.000SH       SOLE                96699.000         29250.000
I2 TECHNOLOGIES INC COM        COM              465754109     1345 12900.000SH       SOLE                12900.000
INTEL CORP                     COM              458140100     5689 42555.000SH       SOLE                42555.000          8000.000
INTERNATIONAL BUSINESS MACHINE COM              459200101     4522 41275.000SH       SOLE                41275.000         13000.000
JOHNSON & JOHNSON              COM              478160104     5539 54375.000SH       SOLE                54375.000         11400.000
LILLY ELI COMPANY              COM              532457108     1014 10150.000SH       SOLE                10150.000
LOWES COS INC COM              COM              548661107      497 12100.000SH       SOLE                12100.000
LUCENT TECHNOLOGIES            COM              549463107     5101 86097.000SH       SOLE                86097.000         19200.000
MERCK & CO INC COM             COM              589331107     2763 36054.000SH       SOLE                36054.000         11800.000
MICROSOFT CORP.                COM              594918104     6808 85095.000SH       SOLE                85095.000         11300.000
NOKIA CORP SPONSORED ADR       COM              654902204      342 6850.000 SH       SOLE                 6850.000
NORTEL NETWORKS CORP.          COM              656568102      202 2960.000 SH       SOLE                 2960.000
PFIZER INC COM                 COM              717081103     4872 101494.750SH      SOLE               101494.750         22000.000
SAFEWAY INC COM NEW            COM              786514208      295 6550.000 SH       SOLE                 6550.000
SBC COMMUNICATIONS INC COM     COM              78387G103     1673 38675.000SH       SOLE                38675.000         11800.000
SCHERING-PLOUGH CORP.          COM              806605101     4075 80700.000SH       SOLE                80700.000         22000.000
STANDARD & POOR'S DEP RECPT TR COM              78462F103      921 6340.000 SH       SOLE                 6340.000
STAPLES INC COM                COM              855030102     2183 141992.000SH      SOLE               141992.000         29300.000
STATE STR CORP COM             COM              857477103      919 8660.000 SH       SOLE                 8660.000
SUN MICROSYSTEMS INC COM       COM              866810104     1369 15050.000SH       SOLE                15050.000
TELLABS INC COM                COM              879664100     4914 71800.000SH       SOLE                71800.000         16000.000
TYCO INTL LTD NEW COM          COM              902124106     6223 131350.000SH      SOLE               131350.000         26800.000
UIT NASDAQ 100 TR              COM              631100104      708 7600.000 SH       SOLE                 7600.000
WAL MART STORES INC COM        COM              931142103      271 4700.000 SH       SOLE                 4700.000
WORLDCOM INC GA NEW COM        COM              98157d106     3810 83049.000SH       SOLE                83049.000         16050.000
JOHN HANCOCK BK&THRIFT SH BEN  CLSD END         409735107       95 14229.164SH       SOLE                14229.164
AES CORP (CALL 8/15/01 @102.57 CONV             00130HAN5       35    20000 PRN      SOLE                    20000
HERCULES INC (SF 4/26/00 @100) CONV             427056AK2        9    10000 PRN      SOLE                    10000